Convertible Debentures and Promissory Notes Payable (Tables)	12 Months Ended
Nov. 30, 2021
Convertible Debentures
Schedule of related party transactions
	November 30,	November 30,
	2021	2020
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“November 2019 Debenture”)	201,483	241,791
	$1,751,483	$1,791,791

Schedule of assets and liabilities related to operating leases
	November 30, 2021	November 30, 2020

Assets:
Operating lease right-of-use asset	$-	$137,931

Liabilities:
Current:
Operating lease liability	$-	$157,110

Total lease liability	$-	$157,110